Goodwill (Schedule of changes in goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets and goodwill [abstract]
Beginning balance	$ 69.2	$ 75.3
Effects of changes in foreign exchange	3.4	(6.1)
Ending Balance	$ 72.6	$ 69.2